Capital structure and financial items - Financial risks - Key Currencies (Details) - Foreign exchange risk	12 Months Ended
	Dec. 31, 2018 kr / ¥ kr / $ kr / $ kr / ¥ kr / £	Dec. 31, 2017 kr / ¥ kr / $ kr / $ kr / ¥ kr / £	Dec. 31, 2016 kr / ¥ kr / $ kr / $ kr / ¥ kr / £
USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / $	631	660	673
Year-end | kr / $	652	621	706
Year-end change (as a percent)	5.10%	(12.00%)	3.40%
CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / ¥	95	98	101
Year-end | kr / ¥	95	95	102
Year-end change (as a percent)	(0.30%)	(6.90%)	(2.90%)
JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / ¥	5.72	5.88	6.21
Year-end | kr / ¥	5.91	5.51	6.03
Year-end change (as a percent)	7.30%	(8.60%)	6.30%
GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / £	842	849	911
Year-end | kr / £	827	839	869
Year-end change (as a percent)	(1.40%)	(3.50%)	(14.00%)
CAD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | kr / $	487	508	508
Year-end | kr / $	479	495	524
Year-end change (as a percent)	(3.20%)	(5.50%)	6.50%